Investment in equity method investee (Tables)	12 Months Ended
Apr. 30, 2026
Investments, All Other Investments [Abstract]
SUMMARY OF INVESTMENT UNDER EQUITY METHOD

During the year ended April 30, 2026, the Company acquired a 40% equity interest in RGT (BVI) Limited and accounted for the investment under the equity method. The movement in the Equity in earnings of equity method investee was as follows:

	2026	2025	2024
Balance at beginning of the year	$-	$-	$-
Investment during the year	400	-	-
Equity in earnings of equity method investee	199,309	-	-
Balance at end of the year	$199,709	$-	$-